December 22, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Kimberly Browning

Re:	Barrett Opportunity Fund, Inc. (the “Fund”)
Securities Act File No. 2-63023
Investment Company Act File No. 811-2884

Dear Ms. Browning:

In telephone conversations on December 22, 2010 providing comments of the Staff with respect to Post-Effective Amendment No. 39 (the “Amendment”) to the Fund’s Registration Statement filed by the Fund on October 29, 2010 pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), you asked that the Fund provide the Staff, supplementally as correspondence, a copy of the completed “Fee table” and “Example” and accompanying footnotes that are expected to be included in the Fund’s prospectus. You also requested that the Fund provide the Staff, supplementally as correspondence, SAI disclosure pertaining to Item 17 of Form N-1A. Accordingly, on behalf of the Fund, please find attached pages from the current draft of the Fund’s prospectus and SAI, which contain the requested information. As discussed, we intend to address the remainder of your comments in a subsequent correspondence filing and/or a filing pursuant to Rule 497 under the Securities Act.

Any questions or comments on the attached pages should be directed to the undersigned at 203-703-7027.

Very truly yours,

/s/ Rosemary D. Emmens

Rosemary D. Emmens

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC
Thomas C. Mandia, Legg Mason & Co., LLC
Mitchell O’Brien, Legg Mason & Co., LLC
Sarah Cogan, Simpson Thacher & Bartlett LLP

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